CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Hilltop Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 653,055	$ 653,055		$ 565	$ 918,046	$ 5,270	$ (270,826)
Balance (in shares) at Dec. 31, 2010				56,495,000
Increase (Decrease) in Stockholders' Equity
Net income	(6,531)	(6,531)					(6,531)
Other comprehensive income	8,713	8,713				8,713
Stock-based compensation expense	98	98			98
Common stock issued to board members	48	48			48
Common stock issued to board members (in shares)				6,000
Balance at Dec. 31, 2011	655,383	655,383		565	918,192	13,983	(277,357)
Balance (in shares) at Dec. 31, 2011				56,501,000
Increase (Decrease) in Stockholders' Equity
Net income	(5,098)	(5,592)					(5,592)	494
Other comprehensive income	(5,889)	(5,889)				(5,889)
Stock-based compensation expense	450	450			450
Common stock issued to board members	50	50			50
Common stock issued to board members (in shares)				4,000
Dividends on preferred stock	(259)	(259)			(259)
Cash distributions to noncontrolling interest	(229)							(229)
Balance at Dec. 31, 2012	1,146,550	1,144,496	114,068	835	1,304,448	8,094	(282,949)	2,054
Balance (in shares) at Dec. 31, 2012			114,000	83,487,000
Increase (Decrease) in Stockholders' Equity
Net income	33,373	33,073					33,073	300
Other comprehensive income	879	879				879
Stock-based compensation expense	64	64			64
Dividends on preferred stock	(703)	(703)			(703)
Cash distributions to noncontrolling interest	(1,578)							(1,578)
Balance at Mar. 31, 2013	1,178,585	1,177,809	114,068	835	1,303,809	8,973	(249,876)	776
Balance (in shares) at Mar. 31, 2013			114,000	83,487,000
Balance at Dec. 31, 2012	1,146,550	1,144,496	114,068	835	1,304,448	8,094	(282,949)	2,054
Balance (in shares) at Dec. 31, 2012			114,000	83,487,000
Increase (Decrease) in Stockholders' Equity
Net income	126,709	125,342					125,342	1,367
Other comprehensive income	(42,957)	(42,957)				(42,957)
Stock-based compensation expense	1,671	1,671			1,671
Common stock issued to board members	149	149			149
Common stock issued to board members (in shares)				10,000
Dividends on preferred stock	(4,327)	(4,327)			(4,327)
Cash distributions to noncontrolling interest	(2,640)							(2,640)
Balance at Dec. 31, 2013	1,311,922	1,311,141	114,068	902	1,388,641	(34,863)	(157,607)	781
Balance (in shares) at Dec. 31, 2013			114,000	90,176,000
Increase (Decrease) in Stockholders' Equity
Net income	25,296	25,186					25,186	110
Other comprehensive income	18,809	18,809				18,809
Stock-based compensation expense	735	735			735
Common stock issued to board members	52	52			52
Common stock issued to board members (in shares)				2,000
Dividends on preferred stock	(1,426)	(1,426)			(1,426)
Cash distributions to noncontrolling interest	(175)							(175)
Balance at Mar. 31, 2014	$ 1,355,213	$ 1,354,497	$ 114,068	$ 902	$ 1,388,002	$ (16,054)	$ (132,421)	$ 716
Balance (in shares) at Mar. 31, 2014			114,000	90,178,000